Overview, Basis of Presentation and Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Estimated useful life
Furniture and Fixtures [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	2 years
Software [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years
Research and Development of Laboratory Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Computer and Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	2 years
Minimum [Member] | Machinery and Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Trade Show Assets [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Computer and Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Machinery and Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Trade Show Assets [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years